Consolidated Statements of Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Discontinued operations, income tax expense	$ 22,737	$ 43,065	$ 42,887